EQUITY TRANSACTIONS (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Expected Dividend Yeild	0.00%	0.00%
Expected volatility	120.00%	13.73%
Risk-free rate	1.40%	1.62%
Minimum [Member]
Expected life of warrants	3 years	2 years
Maximum [Member]
Expected life of warrants	7 years	3 years